ORGANIZATION AND PRINCIPAL ACTIVITIES (Narrative) (Details)	12 Months Ended
	Dec. 31, 2013 USD ($) Y D	Dec. 31, 2013 CNY
Organization And Principal Activities 1	$ 1,800,000
Organization And Principal Activities 2	30	30
Organization And Principal Activities 3	24.00%	24.00%
Organization And Principal Activities 4		60,000,000
Organization And Principal Activities 5	8,720,000
Organization And Principal Activities 6	95.00%	95.00%
Organization And Principal Activities 7	30	30
Organization And Principal Activities 8	30	30
Organization And Principal Activities 9	90	90
Organization And Principal Activities 10	1,800,000
Organization And Principal Activities 11	100.00%	100.00%
Organization And Principal Activities 12		20,200,000
Organization And Principal Activities 13	3,100,000
Organization And Principal Activities 14		33,200,000.000000004
Organization And Principal Activities 15	5,200,000
Organization And Principal Activities 16		40,700,000
Organization And Principal Activities 17	6,400,000
Organization And Principal Activities 18		7,500,000
Organization And Principal Activities 19	1,200,000
Organization And Principal Activities 20	100.00%	100.00%
Organization And Principal Activities 21	81.65%	81.65%
Organization And Principal Activities 22	1,000,000
Organization And Principal Activities 23		40,700,000
Organization And Principal Activities 24	6,200,000
Organization And Principal Activities 25		42,500,000
Organization And Principal Activities 26	6,500,000
Organization And Principal Activities 27		1,790,000
Organization And Principal Activities 28	280,000
Organization And Principal Activities 29	81.65%	81.65%
Organization And Principal Activities 30	78.21%	78.21%
Organization And Principal Activities 31	120,000
Organization And Principal Activities 32	100.00%	100.00%
Organization And Principal Activities 33		53,980,000
Organization And Principal Activities 34	8,570,000
Organization And Principal Activities 35		2,340,000
Organization And Principal Activities 36	380,000
Organization And Principal Activities 37	78.21%	78.21%
Organization And Principal Activities 38	83.72%	83.72%
Organization And Principal Activities 39	210,000
Organization And Principal Activities 40		7,000,000
Organization And Principal Activities 41	1,130,000
Organization And Principal Activities 42		21,500,000
Organization And Principal Activities 43	3,530,000
Organization And Principal Activities 44		2,000,000
Organization And Principal Activities 45	320,000
Organization And Principal Activities 46	47.46%	47.46%
Organization And Principal Activities 47	49.63%	49.63%
Organization And Principal Activities 48	52.54%	52.54%
Organization And Principal Activities 49	50.37%	50.37%
Organization And Principal Activities 50	200,000
Organization And Principal Activities 51	100.00%	100.00%
Organization And Principal Activities 52		53,980,000
Organization And Principal Activities 53	8,840,000
Organization And Principal Activities 54	100.00%	100.00%
Organization And Principal Activities 55		50,000,000
Organization And Principal Activities 54	11,380,000
Organization And Principal Activities 55	9,270,000
Organization And Principal Activities 56	46,780,000
Organization And Principal Activities 57	65,500,000
Organization And Principal Activities 58	17,800,000
Organization And Principal Activities 59		351,300,000
Organization And Principal Activities 60	57,500,000
Organization And Principal Activities 61	$ 33,900,000